Earnings per share	12 Months Ended
Jun. 30, 2026
Earnings per share
Earnings per share

18.Earnings per share

Basic and diluted loss per share

The calculation of basic and diluted loss per share is based on the loss attributable to ordinary shareholders of US$10,043k (2025: US$2,711k, 2024: US$1,376k), and a weighted average number of ordinary shares in issue of 288,966,419 (2025: 123,960,520, 2024: 89,803,058). The basic and diluted earnings per share are the same given the loss for the year, making the outstanding share options and warrants anti-dilutive.